Prepayment for Cip Project (Tables)	6 Months Ended
Mar. 31, 2022
Prepayment for Cip Project [Abstract]
Schedule of future minimum capital expenditures
Fiscal Years ending September 30,	Capital Expenditure on CIP

2023	$3,772,125
2024	8,298,675
2025	2,263,275
2026	754,425
Total	$15,088,500